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August 23, 2024	Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Tortoise Capital Series Trust (the “Registrant”)

File No. 811-23997

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares of the Registrant’s series, Tortoise Power and Energy Infrastructure Fund (the “Acquiring Fund”), in connection with the mergers of each of Tortoise Pipeline & Energy Fund, Inc., Tortoise Energy Independence Fund, Inc. and Tortoise Power and Energy Infrastructure Fund, Inc. (each, a “Target Fund”) with and into a wholly-owned subsidiary of the Acquiring Fund (collectively, the “Mergers”).

Each Target Fund is a Maryland corporation registered as a closed-end management investment company. The Acquiring Fund is a newly formed exchange traded fund (“ETF”) organized as a separate series of the Registrant, a newly-formed Maryland statutory trust. Immediately prior to the filing of the Registration Statement, the Registrant filed a notification of registration on Form N-8A and a registration statement under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, on Form N-1A (the “Registrant N-1A”). To the extent the Registration Statement and the Registrant N-1A require disclosure of the same information, the disclosures set forth in the Registration Statement are substantively identical to those in the Registrant N-1A.

The transaction structure for the Mergers is substantially similar to certain precedent mergers of closed-end funds into a newly-formed ETF.1

[1]	See First Trust Exchange-Traded Fund VIII’s Registration Statement on Form N-14 filed on January 3, 2024 relating to the mergers of First Trust Energy Income and Growth Fund, First Trust MLP and Energy Income Fund, First Trust New Opportunities MLP & Energy Fund and First Trust Energy Infrastructure Fund with and into wholly-owned subsidiaries of FT Energy Income Partners Enhanced Income ETF, a newly formed exchange-traded fund organized as a separate series of First Trust Exchange-Traded Fund VIII (file no. 333-275249).

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U.S. Securities and Exchange Commission

August 23, 2024

Please contact the undersigned at (312) 609-7661 or Jacob C. Tiedt at (312) 609-7697 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Deborah B. Eades
Deborah B. Eades
Shareholder

cc:	Jacob C. Tiedt, Shareholder, Vedder Price P.C.